UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-8287

Cohen & Steers Realty Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Adam M. Derechin Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

Item 1. Reports to Stockholders.

COHEN & STEERS REALTY INCOME FUND, INC.

August 8, 2008

To Our Shareholders:

We are pleased to submit to you our report for the six months ended June 30, 2008. The net asset values per share at that date were $10.63, $10.08, $10.08 and $10.93 for Class A, Class B, Class C and Class I shares, respectively. In addition, a distribution was declared for shareholders of record on June 27, 2008 and paid on June 30, 2008 to all four classes of shares. The distributions were as follows: Class A—$0.101 per share; Class B—$0.082 per share; Class C—$0.082 per share; and Class I—$0.111 per share.a

The total returns, including income and change in net asset value, for the fund and the comparative benchmarks were:

Six Months Ended June 30, 2008
Cohen & Steers Realty Income Fund—Class A	–3.24%
Cohen & Steers Realty Income Fund—Class B	–3.56%
Cohen & Steers Realty Income Fund—Class C	–3.56%
Cohen & Steers Realty Income Fund—Class I	–3.07%
FTSE NAREIT Equity REIT Index[b]	–3.59%
S&P 500 Index[b]	–11.91%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the fund current to the most recent month-end can be obtained by visiting our Web site at cohenandsteers.com. Performance quoted does not reflect the deduction of the maximum 4.5% initial sales charge on Class A shares or the 5% and 1% maximum contingent deferred sales charge on Class B and Class C shares, respectively. If such charges were included, returns would have been lower.

Change of investment objective

Effective January 15, 2008, the fund's board of directors approved changing the fund's investment objective to total return through investment in real estate securities. In pursuing total return, the fund emphasizes both current income and capital appreciation.

a  Please note that distributions paid by the fund to shareholders are subject to recharacterization for tax purposes. The final tax treatment of these distributions is reported to shareholders after the close of each fiscal year.

b  The FTSE NAREIT Equity REIT Index is an unmanaged, market capitalization weighted index of all publicly traded REITs that invest predominantly in the equity ownership of real estate. The index is designed to reflect the performance of all publicly traded equity REITs as a whole. The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

COHEN & STEERS REALTY INCOME FUND, INC.

Investment Review

The six-month period was a negative one for U.S. real estate securities, although they outperformed the broader U.S. stock market by a wide margin. Having underperformed in 2007, REITs entered the period with considerable pessimism priced into their shares. They performed well in both absolute and relative terms through May, as fundamentals remained supportive—demand softened only modestly amid limited new supply. Reported earnings were mostly in line with expectations. Real estate securities also received a boost in a March-April "relief rally," after the Federal Reserve helped arrange the purchase of Bear Stearns by JPMorgan Chase while taking other steps to avert possible failures in the financial system.

However, sentiment toward REITs, and stocks in general, rapidly deteriorated late in the period. Surging oil prices contributed to fears of global stagflation—an unwelcome mix of inflation and slowing economic growth. This reduced the probability that the Federal Reserve would continue to lower interest rates. The Fed in fact kept rates unchanged at 2% at its June meeting, after lowering them from 5.25% beginning in September 2007. In addition, there were heightened concerns over the financial sector, with a new focus on local and regional banks.

Self storage and apartment companies outperformed

Performance during the semiannual period varied by sector. Self storage was the top-performing sector, with a total return of 12.2%, aided by favorable earnings and strong balance sheets. The apartment sector (+4.4%) outperformed, with share prices validated by recent property sales, which in most sectors have been scarce. The regional mall (–2.7%) and health care (–2.6%) sectors declined but outperformed the benchmark, aided by their relatively stable earnings.

The hotel sector (–20.8%) was the poorest performer, due to concerns over the economy in general and the rising cost and reduced availability of air travel in particular. The industrial sector (–11.8%) had a sizable decline, reflecting investors' concerns over a slowing global economy and business models driven by transactional income, in contrast to recurring income from long-term leases. The office sector (–4.2%) underperformed amid concerns that employment levels could decline, particularly in areas with high concentrations of financial services tenants.

Performance was helped by self storage overweight

The fund declined in the period, performing roughly in line with its NAREIT benchmark. Factors that aided relative performance included our overweight in the self storage sector, which we believe has the potential to benefit from more resilient fundamentals in a lackluster economy. Our stock selection and underweight in the industrial sector—the latter based on valuations, as well as our concerns over earnings stability—helped relative return. Stock selection in the hotel sector was favorable, although our overweight offset some of the stock selection benefit. The overweight reflected our view that hotel REITs had become oversold on economic worries; however, the rapid rise in oil prices weighed heavily on the group late in the period.

COHEN & STEERS REALTY INCOME FUND, INC.

Stock selection in the regional mall, office and diversified sectors detracted from performance. We held two U.K. office companies, not included in the benchmark, that had sizable declines amid U.K. economic concerns (interest-rate cuts are on hold in a slowing economy with inflation pressures) and softening fundamentals for London offices. That notwithstanding, we view these companies as attractively valued based on what we believe are conservative estimates of asset values and rental growth.

Investment Outlook

We expect U.S. REITs to generate earnings growth in the 4% to 6% range this year and in 2009, with demand and supply for commercial real estate remaining largely in balance. With REITs continuing to trade at greater-than-average discounts to NAV, we view them as attractive, given their moderate growth, relatively stable earnings and compelling yields. As of June 30, REITs had an average dividend yield of 5.3%, compared with a dividend yield of 2.4% for the S&P 500 Index and a yield of 4.0% for the 10-year Treasury.

High oil and gasoline prices, the specter of rising inflation and a credit crunch that has yet to run its course suggest that challenging macroeconomic conditions could persist over the next 12 to 18 months.

Companies we favor in this context include well managed retail REITs, which typically have inflation pass-through provisions in their leases, and self storage companies, whose short-term leases allow for frequent rent increases. Our focus remains on financially stronger companies whose business models, in our view, can be sustained despite what we expect to be a prolonged consumer recession and moderate corporate slowdown.

COHEN & STEERS REALTY INCOME FUND, INC.

Sincerely,

MARTIN COHEN	ROBERT H. STEERS

Co-chairman	Co-chairman

JOSEPH M. HARVEY	THOMAS N. BOHJALIAN

Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are as of the date stated and are subject to change. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you will find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering the global real estate, listed infrastructure, utilities, large cap value and preferred securities sectors.

In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals and an overview of our investment approach.

COHEN & STEERS REALTY INCOME FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For the Periods Ended June 30, 2008

	Class A Shares	Class B Shares	Class C Shares	Class I Shares
1 Year (with sales charge)	–22.25%[a]	–23.19%[b]	–19.96%[d]	—
1 Year (without sales charge)	–18.59%	–19.14%	–19.15%	–18.34%
5 Years (with sales charge)	8.77%[a]	8.76%[c]	9.05%	—
5 Years (without sales charge)	9.78%	9.05%	9.05%	10.14%
10 Years (with sales charge)	8.86%[a]	8.61%	8.62%	—
10 Years (without sales charge)	9.36%	8.61%	8.62%	—
Since Inception[e] (with sales charge)	8.86%[a]	7.95%	7.99%	—
Since Inception[e] (without sales charge)	9.32%	7.95%	7.99%	9.62%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month-end can be obtained by visiting our Web site at cohenandsteers.com. The performance table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The expense ratios for each class of shares as disclosed in the May 1, 2008 prospectuses were as follows: Class A—1.25%; Class B and Class C—1.90% and Class I—0.90%.

a  Reflects a 4.50% front-end sales charge.

b  Reflects a contingent deferred sales charge of 5%.

c  Reflects a contingent deferred sales charge of 2%.

d  Reflects a contingent deferred sales charge of 1%.

e  Inception dates: September 2, 1997, January 15, 1998, January 14, 1998, and July 15, 1998 for Class A, B, C, and I, respectively.

COHEN & STEERS REALTY INCOME FUND, INC.

Expense Example (Unaudited)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008—June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS REALTY INCOME FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008– June 30, 2008
Class A
Actual (–3.24% return)	$1,000.00	$967.60	$6.26
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.50	$6.42
Class B
Actual (–3.56% return)	$1,000.00	$964.40	$9.43
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.27	$9.67
Class C
Actual (–3.56% return)	$1,000.00	$964.40	$9.43
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.27	$9.67
Class I
Actual (–3.07% return)	$1,000.00	$969.30	$4.55
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.24	$4.67

*  Expenses are equal to the fund's Class A, Class B, Class C and Class I annualized expense ratio of 1.28%, 1.93%, 1.93% and 0.93%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

COHEN & STEERS REALTY INCOME FUND, INC.

JUNE 30, 2008

Top Ten Holdingsa
(Unaudited)

Security	Market Value	% of Net Assets
Simon Property Group	$49,136,211	7.7%
Vornado Realty Trust	31,847,200	5.0
Boston Properties	30,160,546	4.7
General Growth Properties	29,955,764	4.7
Public Storage	28,228,026	4.4
Macerich Co.	25,363,827	4.0
ProLogis	25,359,710	4.0
AvalonBay Communities	24,019,704	3.8
Regency Centers Corp.	22,477,424	3.5
Host Hotels & Resorts	22,417,914	3.5

a  Top ten holdings are determined on the basis of the market value of individual securities held. The fund may also hold positions in other types of securities issued by the companies listed above. See the Schedule of Investments for additional details on such other positions.

Sector Breakdown

(Based on Net Assets)
(Unaudited)

COHEN & STEERS REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

		Number of Shares	Value
COMMON STOCK	96.2%
DIVERSIFIED	13.8%
Boston Properties		334,300	$30,160,546
Mitsubishi Estate Co., Ltd. (Japan)		415,000	9,497,104
Mitsui Fudosan Co., Ltd. (Japan)		481,000	10,282,714
Unibail-Rodamco (France)		28,700	6,638,837
Vornado Realty Trust		361,900	31,847,200
			88,426,401
HEALTH CARE	6.1%
HCP		209,500	6,664,195
Health Care REIT		74,139	3,299,186
Omega Healthcare Investors		367,715	6,122,455
Senior Housing Properties Trust		384,961	7,518,288
Ventas		359,900	15,320,943
			38,925,067
HOTEL	6.0%
Host Hotels & Resorts		1,642,338	22,417,914
Starwood Hotels & Resorts Worldwide		210,700	8,442,749
Strategic Hotels & Resorts		246,960	2,314,015
Sunstone Hotel Investors		320,434	5,319,204
			38,493,882
INDUSTRIAL	5.5%
AMB Property Corp.		95,000	4,786,100
EastGroup Properties		118,400	5,079,360
ProLogis		466,600	25,359,710
			35,225,170
OFFICE	9.4%
BioMed Realty Trust		212,253	5,206,566
Brandywine Realty Trust		200,100	3,153,576
Derwent London PLC (United Kingdom)		240,800	4,834,744
Douglas Emmett		205,100	4,506,047
Great Portland Estates PLC (United Kingdom)		760,573	5,124,308

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2008 (Unaudited)

		Number of Shares	Value
Kilroy Realty Corp.		135,401	$6,367,909
Mack-Cali Realty Corp.		279,600	9,553,932
Maguire Properties		208,674	2,539,563
SL Green Realty Corp.		224,300	18,554,096
			59,840,741
OFFICE/INDUSTRIAL	1.6%
Liberty Property Trust		299,800	9,938,370
RESIDENTIAL	13.9%
APARTMENT	12.9%
American Campus Communities		138,399	3,853,028
Apartment Investment & Management Co.		370,517	12,619,809
AvalonBay Communities		269,400	24,019,704
BRE Properties		150,400	6,509,312
Education Realty Trust		425,368	4,955,537
Equity Residential		370,900	14,194,343
Home Properties		134,911	6,483,823
UDR		429,900	9,621,162
			82,256,718
MANUFACTURED HOME	1.0%
Equity Lifestyle Properties		146,600	6,450,400
TOTAL RESIDENTIAL			88,707,118
SELF STORAGE	7.6%
Extra Space Storage		643,356	9,881,948
Public Storage		349,400	28,228,026
Sovran Self Storage		146,902	6,105,247
U-Store-It Trust		376,980	4,504,911
			48,720,132
SHOPPING CENTER	27.2%
COMMUNITY CENTER	9.8%
Acadia Realty Trust		223,200	5,167,080
Developers Diversified Realty Corp.		450,768	15,646,157
Federal Realty Investment Trust		224,428	15,485,532

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2008 (Unaudited)

		Number of Shares	Value
Regency Centers Corp.		380,200	$22,477,424
Urstadt Biddle Properties—Class A		233,077	3,416,909
			62,193,102
REGIONAL MALL	17.4%
General Growth Properties		855,146	29,955,764
Glimcher Realty Trust		590,400	6,600,672
Macerich Co.		408,238	25,363,827
Simon Property Group		546,626	49,136,211
			111,056,474
TOTAL SHOPPING CENTER			173,249,576
SPECIALITY	5.1%
Entertainment Properties Trust		66,969	3,310,947
Plum Creek Timber Co.		428,016	18,280,564
Rayonier		201,700	8,564,182
Weyerhaeuser Co.		48,300	2,470,062
			32,625,755
TOTAL COMMON STOCK (Identified cost—$560,176,690)			614,152,212
PREFERRED SECURITIES—$25 PAR VALUE	2.1%
DIVERSIFIED	0.9%
iStar Financial, 7.65%, Series G		111,598	1,796,728
Lexington Realty Trust, 7.55%, Series D		198,700	3,606,405
			5,403,133
HEALTH CARE	0.3%
Omega Healthcare Investors, 8.375%, Series D		84,030	2,016,720
HOTEL	0.2%
W2007 Grace Acquisition I, 9.00%, Series Ca		101,200	1,012,000
MORTGAGE	0.0%
Newcastle Investment Corp., 8.375%, Series D		16,171	198,095

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2008 (Unaudited)

		Number of Shares	Value
SHOPPING CENTER—COMMUNITY CENTER	0.7%
Urstadt Biddle Properties, 8.50%, Series C ($100 par value)[a]		7,570	$761,920
Weingarten Realty Investors, 6.50%, Series F		180,000	3,591,000
			4,352,920
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$16,322,986)			12,982,868
		Principal Amount
COMMERCIAL PAPER	1.4%
San Paolo US Financial, 1.05%, due 7/1/08 (Identified cost—$9,027,000)		$9,027,000	9,027,000
TOTAL INVESTMENTS (Identified cost—$585,526,676)	99.7%		636,162,080
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3%		2,139,587
NET ASSETS	100.0%		$638,301,667

Glossary of Portfolio Abbreviation

REIT  Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the fund.

a  Illiquid security. Aggregate holdings equal 0.3% of net assets.

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$585,526,676)	$636,162,080
Cash	19,804
Foreign currency, at value (Identified cost—$22,355)	22,351
Dividends receivable	2,758,299
Receivable for investment securities sold	2,332,081
Receivable for fund shares sold	1,975,744
Other assets	7,042
Total Assets	643,277,401
LIABILITIES:
Payable for dividends declared	2,269,068
Payable for fund shares redeemed	1,899,103
Payable for investment advisory fees	425,718
Payable for shareholder servicing fees	146,290
Payable for distribution fees	50,332
Payable for administration fees	11,352
Payable for directors' fees	4,529
Other liabilities	169,342
Total Liabilities	4,975,734
NET ASSETS	$638,301,667
NET ASSETS consist of:
Paid-in-capital	$585,300,221
Dividends in excess of net investment income	(6,994,071)
Accumulated undistributed net realized gain	9,358,303
Net unrealized appreciation	50,637,214
$638,301,667

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2008 (Unaudited)

CLASS A SHARES:
NET ASSETS	$226,548,609
Shares issued and outstanding ($0.001 par value common stock outstanding)	21,317,505
Net asset value and redemption price per share	$10.63
Maximum offering price per share ($10.63 ÷ 0.955)[a]	$11.13
CLASS B SHARES:
NET ASSETS	$80,945,597
Shares issued and outstanding ($0.001 par value common stock outstanding)	8,029,303
Net asset value and offering price per share[b]	$10.08
CLASS C SHARES:
NET ASSETS	$251,303,245
Shares issued and outstanding ($0.001 par value common stock outstanding)	24,934,378
Net asset value and offering price per share[b]	$10.08
CLASS I SHARES:
NET ASSETS	$79,504,216
Shares issued and outstanding ($0.001 par value common stock outstanding)	7,276,619
Net asset value, offering and redemption price per share	$10.93

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable deferred sales charge which varies with the length of time shares are held.

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Dividend income	$9,449,439
Interest income	133,312
Total Income	9,582,751
Expenses:
Investment advisory fees	2,724,170
Distribution fees—Class A	322,385
Distribution fees—Class B	349,311
Distribution fees—Class C	1,044,672
Shareholder servicing fees—Class A	128,954
Shareholder servicing fees—Class B	116,437
Shareholder servicing fees—Class C	348,224
Transfer agent fees and expenses	249,400
Administration fees	141,558
Custodian fees and expenses	58,500
Professional fees	48,784
Registration and filing fees	37,310
Shareholder reporting expenses	34,822
Directors' fees and expenses	27,188
Line of credit fees	8,533
Miscellaneous	32,762
Total Expenses	5,673,010
Net Investment Income	3,909,741
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	10,338,371
Foreign currency transactions	(53,981)
Net realized gain	10,284,390
Net change in unrealized appreciation on:
Investments	(37,208,014)
Foreign currency translations	(887)
Net change in unrealized appreciation	(37,208,901)
Net realized and unrealized loss	(26,924,511)
Net Decrease in Net Assets Resulting from Operations	$(23,014,770)

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2008	For the Year Ended December 31, 2007
Change in Net Assets:
From Operations:
Net investment income	$3,909,741	$19,716,937
Net realized gain	10,284,390	149,329,081
Net change in unrealized appreciation	(37,208,901)	(422,064,477)
Net decrease in net assets resulting from operations	(23,014,770)	(253,018,459)
Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,200,857)	(9,348,558)
Class B	(1,297,880)	(2,652,923)
Class C	(3,944,629)	(7,760,742)
Class I	(1,614,534)	(4,060,254)
Net realized gain on investments:
Class A	—	(43,904,655)
Class B	—	(17,416,440)
Class C	—	(50,638,680)
Class I	—	(17,497,287)
Total dividends and distributions to shareholders	(11,057,900)	(153,279,539)
Capital Stock Transactions:
Decrease in net assets from fund share transactions	(132,074,932)	(330,613,505)
Total decrease in net assets	(166,147,602)	(736,911,503)
Net Assets:
Beginning of period	804,449,269	1,541,360,772
End of period[a]	$638,301,667	$804,449,269

a  Includes dividends in excess of net investment income and undistributed net investment income of $6,994,071 and $154,088, respectively.

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six	Year Ended December 31,
	Months Ended
Per Share Operating Performance:	June 30, 2008	2007	2006	2005	2004	2003
Net asset value, beginning of period	$11.18	$16.83	$15.28	$17.22	$14.57	$11.43
Income from investment operations:
Net investment income[a]	0.08	0.28 [b]	0.37	0.33	0.43	0.46
Net realized and unrealized gain (loss) on investments	(0.44)	(3.63)	4.07	0.82	3.22	3.49
Total from investment operations	(0.36)	(3.35)	4.44	1.15	3.65	3.95
Less dividends and distributions to shareholders from:
Net investment income	(0.19)	(0.37)	(0.34)	(0.32)	(0.37)	(0.44)
Net realized gain on investments	—	(1.93)	(2.39)	(2.59)	(0.47)	(0.28)
Tax return of capital	—	—	(0.16)	(0.18)	(0.17)	(0.09)
Total dividends and distributions to shareholders	(0.19)	(2.30)	(2.89)	(3.09)	(1.01)	(0.81)
Redemption fees retained by the fund	0.00 [c]	0.00 [c]	0.00 [c]	0.00 [c]	0.01	0.00 [c]
Net increase (decrease) in net asset value	(0.55)	(5.65)	1.55	(1.94)	2.65	3.14
Net asset value, end of period	$10.63	$11.18	$16.83	$15.28	$17.22	$14.57
Total investment return[d]	–3.24%[e]	–20.36%	29.91%	6.70%	25.78%	35.65%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$226.5	$281.9	$518.8	$491.7	$640.2	$397.1%
Ratio of expenses to average daily net assets	1.28%[f]	1.25%	1.25%	1.26%	1.28%	1.29%
Ratio of net investment income to average daily net assets	1.37%[f]	1.79%	2.19%	1.93%	2.74%	3.54%
Portfolio turnover rate	42%[e]	35%	28%	25%	13%	25%

a  Calculation based on average shares outstanding.

b  10.0% of net investment income was attributable to a special dividend paid by Boston Properties, Inc.

c  Amount is less than $0.005.

d  Does not reflect sales charges, which would reduce return.

e  Not annualized.

f  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class B
	For the Six	Year Ended December 31,
	Months Ended
Per Share Operating Performance:	June 30, 2008	2007	2006	2005	2004	2003
Net asset value, beginning of period	$10.61	$16.11	$14.72	$16.71	$14.18	$11.17
Income from investment operations:
Net investment income[a]	0.04	0.19 [b]	0.25	0.22	0.28	0.36
Net realized and unrealized gain (loss) on investments	(0.41)	(3.49)	3.92	0.78	3.16	3.41
Total from investment operations	(0.37)	(3.30)	4.17	1.00	3.44	3.77
Less dividends and distributions to shareholders from:
Net investment income	(0.16)	(0.27)	(0.23)	(0.22)	(0.32)	(0.39)
Net realized gain on investments	—	(1.93)	(2.39)	(2.59)	(0.43)	(0.28)
Tax return of capital	—	—	(0.16)	(0.18)	(0.16)	(0.09)
Total dividends and distributions to shareholders	(0.16)	(2.20)	(2.78)	(2.99)	(0.91)	(0.76)
Redemption fees retained by the fund	0.00 [c]	0.00 [c]	0.00 [c]	0.00 [c]	—	—
Net increase (decrease) in net asset value	(0.53)	(5.50)	1.39	(1.99)	2.53	3.01
Net asset value, end of period	$10.08	$10.61	$16.11	$14.72	$16.71	$14.18
Total investment return[d]	–3.56%[e]	–20.90%	29.14%	5.95%	24.92%	34.84%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$80.9	$102.7	$217.1	$220.1	$284.9	$251.3
Ratio of expenses to average daily net assets	1.93%[f]	1.90%	1.90%	1.91%	1.92%	1.94%
Ratio of net investment income to average daily net assets	0.73%[f]	1.27%	1.51%	1.31%	1.89%	2.86%
Portfolio turnover rate	42%[e]	35%	28%	25%	13%	25%

a  Calculation based on average shares outstanding.

b  10.0% of net investment income was attributable to a special dividend paid by Boston Properties, Inc.

c  Amount is less than $0.005.

d  Does not reflect sales charges, which would reduce return.

e  Not annualized.

f  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six	Year Ended December 31,
	Months Ended
Per Share Operating Performance:	June 30, 2008	2007	2006	2005	2004	2003
Net asset value, beginning of period	$10.61	$16.11	$14.72	$16.71	$14.18	$11.17
Income from investment operations:
Net investment income[a]	0.04	0.19 [b]	0.25	0.22	0.29	0.36
Net realized and unrealized gain (loss) on investments	(0.41)	(3.49)	3.92	0.78	3.15	3.41
Total from investment operations	(0.37)	(3.30)	4.17	1.00	3.44	3.77
Less dividends and distributions to shareholders from:
Net investment income	(0.16)	(0.27)	(0.23)	(0.22)	(0.31)	(0.39)
Net realized gain on investments	—	(1.93)	(2.39)	(2.59)	(0.45)	(0.28)
Tax return of capital	—	—	(0.16)	(0.18)	(0.15)	(0.09)
Total dividends and distributions to shareholders	(0.16)	(2.20)	(2.78)	(2.99)	(0.91)	(0.76)
Redemption fees retained by the fund	0.00 [c]	0.00 [c]	0.00 [c]	0.00 [c]	—	—
Net increase (decrease) in net asset value	(0.53)	(5.50)	1.39	(1.99)	2.53	3.01
Net asset value, end of period	$10.08	$10.61	$16.11	$14.72	$16.71	$14.18
Total investment return[e]	–3.56%[d]	–20.90%	29.14%	5.95%	24.92%	34.84%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$251.3	$302.6	$626.2	$601.0	$716.6	$534.7
Ratio of expenses to average daily net assets	1.93%[f]	1.90%	1.90%	1.91%	1.92%	1.94%
Ratio of net investment income to average daily net assets	0.68%[f]	1.27%	1.52%	1.34%	1.94%	2.89%
Portfolio turnover rate	42%[d]	35%	28%	25%	13%	25%

a  Calculation based on average shares outstanding.

b  10.0% of net investment income was attributable to a special dividend paid by Boston Properties, Inc.

c  Amount is less than $0.005.

d  Not annualized.

e  Does not reflect sales charges, which would reduce return.

f  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six	Year Ended December 31,
	Months Ended
Per Share Operating Performance:	June 30, 2008	2007	2006	2005	2004	2003
Net asset value, beginning of period	$11.49	$17.23	$15.57	$17.48	$14.76	$11.55
Income from investment operations:
Net investment income[a]	0.10	0.34 [b]	0.44	0.42	0.48	0.51
Net realized and unrealized gain (loss) on investments	(0.45)	(3.72)	4.15	0.81	3.29	3.54
Total from investment operations	(0.35)	(3.38)	4.59	1.23	3.77	4.05
Less dividends and distributions to shareholders from:
Net investment income	(0.21)	(0.43)	(0.38)	(0.37)	(0.39)	(0.47)
Net realized gain on investments	—	(1.93)	(2.39)	(2.59)	(0.47)	(0.28)
Tax return of capital	—	—	(0.16)	(0.18)	(0.19)	(0.09)
Total dividends and distributions to shareholders	(0.21)	(2.36)	(2.93)	(3.14)	(1.05)	(0.84)
Redemption fees retained by the fund	0.00 [c]	0.00 [c]	0.00 [c]	0.00 [c]	—	—
Net increase (decrease) in net asset value	(0.56)	(5.74)	1.66	(1.91)	2.72	3.21
Net asset value, end of period	$10.93	$11.49	$17.23	$15.57	$17.48	$14.76
Total investment return	–3.07%[d]	–20.11%	30.48%	6.98%	26.20%	36.16%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$79.5	$117.2	$179.3	$177.1	$163.3	$115.6
Ratio of expenses to average daily net assets (net of expense reduction)	0.93%[e]	0.90%	0.90%	0.91%	0.92%	0.94%
Ratio of net investment income to average daily net assets (net of expense reduction)	1.77%[e]	2.07%	2.53%	2.40%	3.07%	3.92%
Portfolio turnover rate	42%[d]	35%	28%	25%	13%	25%

a  Calculation based on average shares outstanding.

b  10.0% of net investment income was attributable to a special dividend paid by Boston Properties, Inc.

c  Amount is less than $0.005.

d  Not annualized.

e  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Significant Accounting Policies

Cohen & Steers Realty Income Fund, Inc. (the fund) was incorporated under the laws of the State of Maryland on July 3, 1997 and is registered under the Investment Company Act of 1940, as amended, as a nondiversified, open-end management investment company. The fund's investment objective is total return. Prior to January 15, 2008, the fund's investment objective was high current income. The authorized shares of the fund are divided into four classes designated Class A, B, C, and I shares. Effective May 1, 2007, Class B shares are no longer offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders. Each of the fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares). Class B shares automatically convert to Class A shares at the end of the month which precedes the eighth anniversary of the purchase date.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded

COHEN & STEERS REALTY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund's use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

COHEN & STEERS REALTY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's investments carried at value:

		Fair Value Measurements at June 30, 2008 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$636,162,080	$625,361,160	$10,800,920	$—

Security Transactions, Investment Income, and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the fund is informed after the ex-dividend date. The fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translations: The books and records of the fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

Foreign Securities: The fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

COHEN & STEERS REALTY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the fund based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have them paid in cash.

Distributions paid by the fund are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2008, the advisor considers it likely that a portion of the dividends will be reclassified to return of capital and distributions of net realized capital gains upon the final determination of the fund's taxable income for the year.

Income Taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. The fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. An assessment of the fund's tax positions has been made and it has been determined that there is no impact to the fund's financial statements. Each of the fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Note 2. Investment Advisory and Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The advisor serves as the fund's investment advisor pursuant to an investment advisory agreement (the advisory agreement). Under the terms of the advisory agreement, the advisor provides the fund with the day-to-day investment decisions and generally manages the fund's investments in accordance with the stated policies of the fund, subject to the supervision of the fund's Board of Directors. For the services provided to the fund, the advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the fund for the first $1.5 billion and 0.65% thereafter of the average daily net assets of the fund.

Administration Fees: The fund has entered into an administration agreement with the advisor under which the advisor performs certain administrative functions for the fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.02% of the fund's average daily net assets. For the six months ended June 30, 2008, the fund paid the advisor $72,645 in fees under this administration agreement. Additionally, the fund has retained State Street Bank and Trust Company as sub-administrator under a fund accounting and administration agreement.

COHEN & STEERS REALTY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Distribution Fees: Shares of the fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the advisor. The fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plan provides that the fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to the Class A shares and up to 0.75% of the average daily net assets attributable to the Class B and Class C shares.

For the six months ended June 30, 2008, the fund has been advised that the distributor received $17,965 in sales commissions from the sale of Class A shares and that the distributor also received $38, $150,476 and $13,069 of contingent deferred sales charges relating to redemptions of Class A, Class B and Class C shares, respectively. The distributor has advised the fund that proceeds from the contingent deferred sales charge on the Class B and C shares are paid to the distributor and are used by the distributor to defray its expenses related to providing distribution-related services to the fund in connection with the sale of the Class B and C shares, including payments to dealers and other financial intermediaries for selling Class B and C shares and interest and other financing costs associated with Class B and C shares.

Shareholder Servicing Fees: The fund has adopted a shareholder services plan which provides that the fund may obtain the services of qualified financial institutions to act as shareholder servicing agents for their customers. For these services, the fund may pay the shareholder servicing agent a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net asset value of the fund's Class A shares and up to 0.25% of the average daily net asset value of the fund's Class B and C shares.

Directors' and Officers' Fees: Certain directors and officers of the fund are also directors, officers, and/or employees of the advisor. The fund does not pay compensation to any affiliated directors and officers except for the Chief Compliance Officer, who received $5,154 from the fund for the six months ended June 30, 2008.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2008 totaled $296,318,353 and $425,886,399 respectively.

Note 4. Income Tax Information

As of June 30, 2008, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$91,764,557
Gross unrealized depreciation	(41,129,153)
Net unrealized appreciation	$50,635,404
Cost for federal income tax purposes	$585,526,676

COHEN & STEERS REALTY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 5. Capital Stock

The fund is authorized to issue 200 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the fund may increase or decrease the aggregate number of shares of common stock that the fund has authority to issue. Transactions in fund shares were as follows:

	For the Six Months Ended June 30, 2008		For the Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
CLASS A:
Sold	3,571,000	$40,704,045	6,611,964	$103,210,654
Issued as reinvestment of dividends and distributions	276,114	3,031,724	3,207,929	38,321,057
Redeemed	(7,739,125)	(87,522,657)	(15,429,421)	(239,018,552)
Redemption fees retained by the fund[a]	—	7,101	—	113,057
Net decrease	(3,892,011)	$(43,779,787)	(5,609,528)	$(97,373,784)
CLASS B:
Sold	40,137	$425,967	562,891	$6,692,321
Issued as reinvestment of dividends and distributions	50,539	526,834	689,990	7,762,992
Redeemed	(1,739,826)	(18,489,027)	(5,047,071)	(74,834,862)
Redemption fees retained by the fund[a]	—	2,563	—	23,804
Net decrease.	(1,649,150)	$(17,533,663)	(3,794,190)	$(60,355,745)
CLASS C:
Sold	1,572,207	$17,161,522	3,580,644	$47,275,037
Issued as reinvestment of dividends and distributions	161,955	1,686,631	2,121,831	23,856,804
Redeemed	(5,317,085)	(56,207,381)	(16,056,617)	(235,199,201)
Redemption fees retained by the fund[a]	—	7,626	—	70,673
Net decrease	(3,582,923)	$(37,351,602)	(10,354,142)	$(163,996,687)

COHEN & STEERS REALTY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2008		For the Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
CLASS I:
Sold	881,375	$10,557,765	2,001,217	$32,834,291
Issued as reinvestment of dividends and distributions	111,710	1,261,532	1,482,696	17,999,874
Redeemed	(3,920,611)	(45,231,849)	(3,688,875)	(59,742,640)
Redemption fees retained by the fund[a]	—	2,672	—	21,186
Net decrease	(2,927,526)	$(33,409,880)	(204,962)	$(8,887,289)

a  The fund may charge a 2% redemption fee on shares sold within 60 days of the time of purchase. Redemption fees are paid directly to the fund. Prior to September 28, 2007, the redemption fee was charged at a rate of 1% on shares sold within six months of the time of purchase.

Note 6. Borrowings

The fund, in conjunction with other Cohen & Steers funds, is a party to a $200,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement, which expires December 2008. The fund pays a commitment fee of 0.10% per annum on its proportionate share of the unused portion of the credit agreement.

During the six months ended June 30, 2008, the fund did not utilize the line of credit.

Note 7. Other

In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 8. New Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative

COHEN & STEERS REALTY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

instruments, (b) how derivative instruments and related hedged items are accounted for, and (c) how derivative instruments and related hedged items affect the fund's financial position, financial performance, and cash flows. Management is currently evaluating the impact the adoption of this pronouncement will have on the fund's financial statements. FAS 161 is effective for fiscal years beginning after November 15, 2008.

COHEN & STEERS REALTY INCOME FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the fund's proxy voting record for the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available (i) without charge, upon request by calling 800-330-7348, or (ii) on the SEC's Web site at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that the distributions paid by the fund to shareholders are subject to recharacterization for tax purposes. The fund may also pay distributions in excess of the fund's net investment company taxable income and this excess would be a tax-free return of capital distributed from the fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

COHEN & STEERS REALTY INCOME FUND, INC.

Meet the Cohen & Steers family of open-end funds:

COHEN & STEERS
REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
REALTY INCOME FUND

  •  Designed for investors seeking maximum total return, investing primarily in real estate securities with an emphasis on both income and capital appreciation

  •  Symbols: CSEIX, CSBIX, CSCIX, CSDIX

COHEN & STEERS
INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS
DIVIDEND VALUE FUND

  •  Designed for investors seeking high current income and long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS
INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS
GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFBX, CSFCX, CSSPX

COHEN & STEERS
GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUBX, CSUCX, CSUIX

COHEN & STEERS
ASIA PACIFIC REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in real estate securities located in the Asia Pacific region

  •  Symbols: APFAX, APFCX, APFIX

COHEN & STEERS
EUROPEAN REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in real estate securities located in Europe

  •  Symbols: EURAX, EURCX, EURIX

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the prospectus carefully before investing.

Cohen & Steers Securities, LLC, Distributor

COHEN & STEERS REALTY INCOME FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

Willard H. Smith Jr.
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

William F. Scapell
Vice president

Thomas N. Bohjalian
Vice president

Francis C. Poli
Secretary

James Giallanza
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Subadministrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171
(800) 437-9912

Legal Counsel

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class A—CSEIX
Class B—CSBIX
Class C—CSCIX
Class I— CSDIX

Web site: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Realty Income Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the fund. Past performance is of course no guarantee of future results and your investment may be worth more or less at the time you sell.

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COHEN & STEERS

REALTY INCOME FUND

280 PARK AVENUE

NEW YORK, NY 10017

SEMIANNUAL REPORT

JUNE 30, 2008

CSEIXSAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY INCOME FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President and Chief Executive Officer

Date: August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin

Name:

Adam M. Derechin

	Title:	President and Chief Executive Officer
(principal executive officer)

By:	/s/ James Giallanza

Name:

James Giallanza

	Title:	Treasurer
(principal financial officer)

Date: August 27, 2008